Distribution of Subsidiary (Details) (USD $) In Millions, unless otherwise specified					0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 06, 2010 Commerce item
Distribution of Subsidiary
Percentage of distribution of interest					100.00%
Number of consolidated subsidiaries					1
Cash					$ 12
Goodwill	5,179	5,234	5,239	5,247	9
Other assets					10
Liabilities	(6,308)	(6,604)	(5,551)		(10)
Net book value					$ 21